Cover Page	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41175
Entity Registrant Name	SANGOMA TECHNOLOGIES CORP
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	7370
Entity Address, Address Line One	Bay - Adelaide Centre, 333 Bay Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2S7
City Area Code	905
Local Phone Number	474-1990
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	33,262,910
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001753368
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
NASDAQ/NGS (GLOBAL SELECT MARKET)
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SANG
Security Exchange Name	NASDAQ
TORONTO STOCK EXCHANGE
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	STC
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System